                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

                    PROSPECTUS SUPPLEMENT -- DEC. 18, 2006
RiverSource Intermediate Tax-Exempt Fund -- Prospectus (1/27/06)     S-6355-99 P

The following changes are implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                                             Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                                        None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)                        None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                                 Y
Management fees                                                                                                             0.39%
Distribution (12b-1) fees                                                                                                   0.00%
Other expenses(a)                                                                                                           0.39%
Total                                                                                                                       0.78%
Fee waiver/expense reimbursement                                                                                            0.14%
Net expenses(b)                                                                                                             0.64%

(a) For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.64% for Class Y.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
Class Y                                            $65               $235             $420              $957

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

Class Y pays an annual plan administration services fee of 0.15% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

------------------------------------------------------------------------------
S-6355-9 A (12/06)

                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

                    PROSPECTUS SUPPLEMENT -- DEC. 18, 2006
RiverSource Tax-Exempt Bond Fund -- Prospectus (1/27/06)          S-6310-99 AC

The following changes are implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                                             Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                                        None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)                        None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                                 Y
Management fees                                                                                                             0.41%
Distribution (12b-1) fees                                                                                                   0.00%
Other expenses(a)                                                                                                           0.30%
Total                                                                                                                       0.71%
Fee waiver/expense reimbursement                                                                                            0.07%
Net expenses(b)                                                                                                             0.64%

(a) For Class Y, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed 0.64% for Class Y.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
Class Y                                            $65                $220             $389             $880

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

Class Y pays an annual plan administration services fee of 0.15% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


------------------------------------------------------------------------------
S-6310-9 A (12/06)

                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- DEC. 18, 2006
RiverSource(SM) funds (Nov. 29, 2006)                                 S-6500 P

FUNDS
RiverSource Intermediate Tax-Exempt Fund
RiverSource Tax-Exempt Bond Fund
RiverSource Tax-Exempt High Income Fund

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.

FOR RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE TAX-EXEMPT BOND FUND AND RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND: The following changes are implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

AGREEMENTS
The description of the Transfer Agency Agreement is supplemented as follows:

The annual rate for Class Y is 0.05% of average daily net assets attributable to the class.

PLAN ADMINISTRATION SERVICES AGREEMENT
The description of the Plan Administration Services Agreement is supplemented as follows:

Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. The plan administration services are provided for Class Y shares. The fee for services is equal on an annual basis to 0.15% of the average daily net assets of the fund attributable to Class Y.

References to the Class Y shareholder service agreement are omitted.

------------------------------------------------------------------------------
S-6500-14 A (12/06)